Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Detail) - USD ($)	Mar. 31, 2021		Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities	$ 17,250,000		$ 0
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	300,075,999	[1]	300,029,996	[2]
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities	0		0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account		[1]		[2]
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	15,840,000		34,885,000
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account		[1]		[2]

[1]	Excludes $1,390 of cash balance held within the Trust Account.
[2]	Excludes $569 of cash balance held within the Trust Account.